Business acquisitions (Details 2) - USD ($)	Jan. 14, 2022	May 07, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash	$ 1,231,250
Total consideration	$ 18,787,105
Goodwill			$ 36,017,209	$ 26,054,522	$ 17,175,990
ANS [Member]
Cash		$ 12,948,324
Series b preferred stock value		6,850,000
Total consideration		19,798,324
Cashe		458
Accounts receivable		6,491,734
Inventory		170,785
Deposits & Prepaids		512,285
Other current assets		2,288,715
Accrued revenue		1,620,139
Capital lease		229,253
Operating lease		603,284
Fixed assets		680,119
Total assets		12,596,772
Accounts payable		2,638,234
Accrued liabilities		1,013,906
Capital lease liability		175,993
operating lease liability		603,284
Line of credit		1,785,203
Total liabilities		6,216,620
Total fair value of identifiable net assets and liabilities		6,380,152
Goodwill		$ 13,418,172		$ 13,552,549